Segments and Foreign Operations - Financial Information for Segments (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Jan. 31, 2017	[1]	Oct. 31, 2016	[1]	Jul. 31, 2016	[1]	Apr. 30, 2016	[1]	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 99,928		$ 120,574		$ 123,635		$ 120,646		$ 124,179	$ 136,967	$ 127,771	$ 129,188	$ 464,783	$ 518,105	$ 522,057
Total Adjusted EBITDA													14,431	24,378	19,028
Operating Segments [Member] | Water Resources [Member]
Segment Reporting Information [Line Items]
Revenues													204,577	239,897	227,626
Total Adjusted EBITDA													(2,410)	23,870	22,740
Operating Segments [Member] | Inliner [Member]
Segment Reporting Information [Line Items]
Revenues													196,845	193,704	175,001
Total Adjusted EBITDA													32,036	27,949	27,881
Operating Segments [Member] | Mineral Services [Member]
Segment Reporting Information [Line Items]
Revenues													63,777	86,390	121,247
Total Adjusted EBITDA													8,635	1,878	10,205
Other Items/ Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues													(416)	(1,886)	(1,817)
Unallocated Corporate Expenses [Member]
Segment Reporting Information [Line Items]
Total Adjusted EBITDA													$ (23,830)	$ (29,319)	$ (41,798)

[1]	All periods have been retrospectively presented to reflect the sale of our Heavy Civil business as discontinued operations.